OPERATING REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table shows the revenues earned from time charters, voyage charters and other revenues for the year ended December 31, 2024, 2023 and 2022:

(in thousands of $)	2024	2023	2022
Time charter revenues	622,569	434,827	593,795
Voyage charter revenues	341,926	446,666	518,398
Other revenues	3,925	4,274	1,263
Total operating revenues	968,420	885,767	1,113,456
For the year ended December 31, 2024 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	622,484	85	622,569
Voyage charter revenues	19,880	322,046	341,926
Other revenues	—	3,925	3,925
Total operating revenues	642,364	326,056	968,420

Variable lease income included into our time-charter agreements amounted to $26.7 million, $22.6 million and $18.9 million for the years ended December 31, 2024, 2023 and 2022, respectively.

For the year ended December 31, 2023 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	434,827	—	434,827
Voyage charter revenues	—	446,666	446,666
Other revenues	—	4,274	4,274
Total operating revenues	434,827	450,940	885,767

For the year ended December 31, 2022 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	579,673	14,122	593,795
Voyage charter revenues	49,746	468,652	518,398
Other revenues	—	1,263	1,263
Total operating revenues	629,419	484,037	1,113,456

Contract with Customer, Asset and Liability
As of December 31, 2024, we reported trade accounts receivable and the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues were therefore accounted for under ASC 606:

(in thousands of $)	2024	2023
Voyages in progress (contract assets)	6,943	15,651
Trade accounts receivable	7,338	11,066
Other current assets (capitalized fulfillment costs)	1,084	3,558
Total	15,365	30,275